Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	47,750,000
Proposed Maximum Offering Price per Unit	130.09
Maximum Aggregate Offering Price	$ 6,211,797,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 857,849.23
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of common stock, par value $0.001 per share, of the Registrant (the “Common Stock”) as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Gilead Sciences, Inc. 2022 Equity Incentive Plan, as amended and restated (the “Plan”). The “Proposed Maximum Offering Price Per Unit” and the “Maximum Aggregate Offering Price” are estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Select Market, on April 30, 2026. The “Amount Registered” represents an additional 47,750,000 shares of Common Stock reserved for issuance under the Plan.